Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Fully amortized intangible assets, retired	$ 87,300	$ 135,300
Cash paid for purchases of intangible assets	13,092	20,112	$ 16,630
Cash paid for purchases of intangible assets accrued in prior years	2,300
Intangible assets additions	11,077	19,632
Amortization of intangible assets	93,755	93,714	$ 104,400
Impairments	0	(12,829)
Affiliated Entity
Finite-Lived Intangible Assets [Line Items]
Impairments		(12,800)
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 10,800	10,900
Intangible assets additions		19,600
Prepaid Expenses and Other Current Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets additions		7,000
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		4,400
Licenses
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets accrued in prior years		4,800
Intangible assets additions		$ 1,700